Note 6 - Accrued Interest Receivable	12 Months Ended
Dec. 31, 2013
Accrued Interest Receivable [Abstract]
Accrued Interest Receivable [Text Block]

NOTE 6 Accrued Interest Receivable

Accrued interest receivable at December 31 is summarized as follows:

(Dollars in thousands)	2013	2012
Securities available for sale	$338	332
Loans receivable	1,615	1,686
	$1,953	2,018